Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Equity method	$ 593	$ 638
Cost method	12	7
Total	$ 605	$ 645